1875 K Street, N.W.
Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 22, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,586

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,586 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (collectively the “Funds” and each a “Fund”):

•	iShares MSCI USA Multifactor ETF (“LRGF”)

•	iShares MSCI Intl Multifactor ETF (“INTF”)

•	iShares Self-Driving EV and Tech ETF (“IDRV”)

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,504, filed pursuant to Rule 485(b), which became effective on December 1, 2021:

•

For LRGF and INTF, changes in each Fund’s name and underlying index as stated in the table below, and corresponding changes to each Fund’s principal investment strategies, which took effect on or around June 1, 2022.

Ticker	Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
LRGF	iShares MSCI USA Multifactor ETF	iShares U.S. Equity Factor ETF	MSCI USA Diversified Multiple-Factor Index	STOXX U.S. Equity Factor Index®

INTF	iShares MSCI Intl Multifactor ETF	iShares International Equity Factor ETF	MSCI World ex USA Diversified Multiple-Factor Index	STOXX International Equity Factor Index®

September 22, 2022

•

For IDRV, changes in the Fund’s principal investment strategies and principal risks, which presume that changes to the Underlying Index’s methodology are finalized as currently proposed when the Index Provider announces the results of its process on October 4, 2022. The Trust is filing the Amendment in advance of the issuance of the finalized methodology as part of its annual update process. The expected implementation of the methodology changes will occur on or about December 19, 2022.

The Amendment also reflects other non-material changes as the Trust deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Registration Statement.

Each Fund’s Revised Investment Strategies

iShares MSCI USA Multifactor ETF (LRGF)

Principal Investment Strategies: The Fund seeks to track the investment results of the STOXX U.S. Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid-capitalization equity securities from the STOXX USA 900 index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest 900 companies of the U.S. equity market, as defined by the Index Provider.

The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).

The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.

September 22, 2022

The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.

The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.

The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.

As of July 31, 2022, the Underlying Index consisted of approximately [__] constituents, and a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.

iShares MSCI Intl Multifactor ETF (INTF)

Principal Investment Strategies: The Fund seeks to track the investment results of the STOXX International Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid-capitalization equity securities from the STOXX Global 1800 ex USA index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by the Index Provider.

The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).

September 22, 2022

The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector, as reported by Institutional Shareholder Services (“ISS”). The GHG targets signal is based on the robustness of an issuer’s GHG reduction targets, including whether they are part of the Science Based Targets initiative (“SBTi”) framework; this is assessed by ISS based on its own ESG ratings data and SBTi data.

The value score is calculated from the following signals: current book value-to-price ratio, dividend yield (i.e., 12-month trailing dividend divided by total market capitalization), earnings yield (i.e., 12-month net income divided by total market capitalization), cash flow yield (i.e., 12-month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months.

The low volatility score is based on prior 12-month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.

The maximum weight of a single security is 10%, and the sum of security weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index. The Index Provider also applies other constraints, such as country and sector exposures relative to the Parent Index, among others. The Underlying Index is reviewed and rebalanced quarterly.

As of July 31, 2022, the Underlying Index consisted of approximately [__] constituents from companies from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of July 31, 2022, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares Self-Driving EV and Tech ETF (IDRV)

Principal Investment Strategies: The Fund seeks to track the investment results of the NYSE® FactSet® Global Autonomous Driving and Electric Vehicle IndexTM (the “Underlying Index”), which measures the performance of equity securities issued by companies that produce autonomous driving vehicles, electric vehicles, batteries for electric vehicles, or technologies related to such products. The determination of inclusion in the Underlying Index is made by ICE Data Indices, LLC, or its affiliates (the “Index Provider” or “IDI”).

The Underlying Index is composed of equity securities of companies listed in one of 43 developed or emerging market countries that derive a certain specified percentage of their revenue from selected autonomous or electric vehicle-related industries, as defined by IDI. Companies are selected using a combination of revenue exposure and supply-chain relationship data, as defined by the FactSet Revere Business Industry Classification System (“RBICS”). Companies in these autonomous or

September 22, 2022

electric vehicle related industries include (i) autonomous and electric vehicle manufacturers, (ii) autonomous software and electronics companies, (iii) autonomous and electric driving technology companies, (iv) electric vehicle battery producers, (v) electric vehicle battery materials producers, and (vi) electric vehicle charging companies.

Based on the Index Provider’s methodology and as determined by the Index Provider, companies included in the Underlying Index include:

(1) companies that generate 50% or more of their revenue from the manufacturing of autonomous or electric vehicles;

(2) companies that generate 50% or more of their revenue from electric vehicle battery manufacturing or companies that generate 50% or more of their revenue from heavy-duty and high-end battery manufacturing or traditional vehicle batteries and have products in electric vehicle batteries;

(3) companies that generate 50% or more of their revenue in aggregate from lithium mining or manufacturing and supply to car manufacturers or companies that have revenue generated from electric vehicle battery manufacturing;

(4) companies that generate 50% or more of their revenue from electric vehicle charging stations or battery charging equipment manufacturing and have a business description which includes “electric vehicle”;

(5) companies that generate 50% or more of their revenue from autonomous software or electronics (“autonomous software and electronics companies”); and

(6) companies that in aggregate generate 50% or more of their Revenue from 8 selected automotive value chain industries and are a supplier to at least one autonomous or electric vehicle manufacturing company (“autonomous and electric driving technology companies”).

The component securities of the Underlying Index are weighted by float adjusted market capitalization with individual securities capped at 4%.

The weight of autonomous software and electronics companies and autonomous and electric driving technology companies are in aggregate capped at 25%.

The Underlying Index will be reviewed and reconstituted annually in December each year. Constituent weights of the Underlying Index are rebalanced semi-annually. The Underlying Index includes large-, mid- and small-capitalization companies and may change over time.

September 22, 2022

As of August 16, 2022, a significant portion of the Underlying Index is represented by securities of companies in the automotive, consumer discretionary and industrials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index includes technology companies that are involved in or exposed to, self-driving or electric vehicle-related industries. These companies may not be exclusively or substantially exposed to the information technology industry and may be classified in the consumer discretionary, industrials or materials industries or sectors.

***

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,460, filed pursuant to Rule 485(a)(1) on April 22, 2021, relating to iShares Short Treasury Bond ETF, which was reviewed by the Staff and became effective 60 days after filing. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

The operations of the Funds, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Marisa Rolland

Nick Cordell

Jennifer Kerslake

Michael Gung

George Rafal

Toree Phuong Ho

Luis Mora

Alexis Hassell

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).